SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Operating Leases
Operating lease liabilities - current portion	$ 40,723	$ 39,886
Operating lease liabilities - non-current portion	59,730	80,237
Total	$ 100,453	$ 120,123